Semiannual Report


                        MID-CAP
                        GROWTH
                        FUND

                        -------------
                        JUNE 30, 1998
                        -------------


[LOGO OF T. ROWE PRICE APPEARS HERE]
T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
Mid-Cap Growth Fund

 . Led by large-cap stocks, the market continued its impressive gains of the past three years, as the S&P 500 Stock Index rose 17.71% in the first half of 1998.

 . The fund performed well over the past 6- and 12-month periods, outpacing mid-cap indices and its peers in a relatively weak environment for mid-cap stocks.

 . We made only modest changes to our sector allocations; business services and consumer stocks remain our largest holdings.

 . The market overall is trading at historically high valuations, but mid-cap valuations are close to historic lows relative to large-caps. The fund is positioned to achieve attractive returns over the long run.

FELLOW SHAREHOLDERS

After three years of stellar gains, the stock market began 1998 with a modest sell-off but recovered quickly and climbed steadily to finish the first half near record territory. Larger-capitalization, blue chip growth companies continued to lead the market, as they have since 1995, with the S&P 500 Stock Index gaining 17.71%.

------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Periods Ended 6/30/98                                 6 Months     12 Months
--------------------------------------------------------------------------------
Mid-Cap Growth Fund                                    16.61%        29.90%
 ................................................................................
S&P MidCap Index                                        8.64         27.15
 ................................................................................
Russell Midcap Growth Index                            11.87         24.02
 ................................................................................
Lipper Mid Cap Fund Index                              12.20         21.95
 ................................................................................

Small- and mid-cap companies participated in the market's advance but posted more modest gains. The Mid-Cap Growth Fund performed relatively well during the last 6- and 12-month periods, outperforming its two passive benchmarks as well as a measure of other mid-cap funds, with gains of 16.61% and 29.90%, respectively. June 30 marked your fund's sixth birthday, and we are happy to report that it has gained 282.82% since inception, easily exceeding the 186.04% increase of the S&P 400 MidCap Index over that period. (For the six-year performance chart, please turn to page 7.)

MARKET ENVIRONMENT

The primary concern entering the year was the extent to which the Asian economic crisis would affect the U.S. economy and stock market. What began in July 1997 as a currency crisis in Thailand quickly enveloped the rest of Asia. Currencies and stock markets plunged, banks were closed, brokerages failed, and real estate prices fell. That was only the first phase of the crisis--the financial collapse. In 1998, we have begun to witness the economic and political consequences, and they are severe, to say the least. Many of the region's economies are collapsing, and depressions seem to be developing in some nations. Major political changes are occurring in others, notably Indonesia and, perhaps, Japan. In a perverse way, Asia's miseries have helped the U.S. stock market in 1998: the economic carnage has scared investment from Asia into the seemingly safer U.S. market; and fears of exacerbating the Asian crisis and pushing an already strong dollar even higher dissuaded the Federal Reserve from raising domestic interest rates to brake a surging domestic economy. The crisis has hurt earnings at many U.S. companies, however.

The stock market's surge in the first half of 1998 reflects a continuation of many of the conditions that have contributed to a nearly ideal investment environment over the last several years. Most important, the U.S. inflation rate continues to fall, driven by falling prices for commodities ranging from crude oil to grain. Long-term interest rates resumed their decline, reaching nearly 5.6% in June, down from 7.2% in the spring of 1997. Meanwhile, in Washington, both Republicans and Democrats have converged in the middle of the political spectrum on most economic issues, facilitated by the probability of a federal budget surplus this year for the first time since 1969. The unemployment rate remains very low, consumer confidence is at its highest level in 29 years, and the economy appears robust. Investors continued to pour money into equity mutual funds.

Small- and mid-cap stocks lagged the broad market as investors gravitated toward blue chip companies. The merger boom continued, driven by a perceived need for economies of scale and abetted by high public valuations for many consolidators. Although the new issue market cooled noticeably, there was frenzied speculative activity in many of the Internet stocks. While the Internet has the potential to change the economic paradigm in some industries, valuations have risen indiscriminately to astounding levels for many of these companies, considering that most have very modest revenues and rapidly changing business models.

PORTFOLIO REVIEW

----------------------
Mid-Cap Stock Returns
--------------------------------------------------------------------------------
Periods Ended 6/30/98                                  6 Months       12 Months
--------------------------------------------------------------------------------
Russell Midcap Index                                     9.13%          25.00%
 ................................................................................
Russell Midcap Growth Index                             11.87           24.02
 ................................................................................
Russell Midcap Value Index                               7.17           25.75
 ................................................................................

Amid falling interest rates and concerns about businesses with significant foreign exposure, it is not surprising that the financial and consumer stocks were the best-performing stock market sectors in 1998's first half. The fund's largest contributor year-to-date was Capital One Financial, a leading credit card issuer whose earnings greatly exceeded investor expectations. Other top contributors included

         Galileo International, a leading centralized reservation system provider, which benefited from high travel activity and a better appreciation by investors of the company's strong business model; Outdoor Systems, a consolidator in the outdoor advertising sector, which profited from a torrid advertising environment and posted strong earnings gains; and Royal Caribbean Cruises, a large cruise ship operator, which experienced strong demand in addition to reaping the rewards of successfully integrating a significant acquisition made in mid-1997.

         The worst detractor for both the 6- and 12-month periods was Smith International, an energy services company that had graced the top contributors table several times over the last few years. As oil prices fell, energy stocks were hit hard, and Smith International was not spared. We still regard the company as well managed and a leader in its niches. Other significant detractors included Gymboree, the children's apparel retailer, which experienced operational woes; and Security Dynamics Technologies, a computer security provider, which is in the midst of a product transition that has lowered earnings expectations.

         It is worth noting that the current merger boom has not entirely passed us by. In the last six months, several of our holdings have been acquired or announced they were being acquired, including United States Surgical, Culligan Water Technologies, 360 Communications, Camco International, Weatherford Enterra, La Quinta Inns, and R.P. Scherer. While the premiums we were paid varied, and only one was a top contributor, the combined effect was clearly a factor in our recent results.

         Your fund remains well diversified across industry sectors. We have made only modest changes in the last six months, as shown in the table on the next page.

INVESTMENT STRATEGY AND OUTLOOK

         One of the root causes of the Asian economic crisis was an apparent overinvestment in productive capacity. With the setback in Asian economic activity, worldwide supply exceeds demand in many industries. This is putting downward pressure on product prices around the world. At this point, most Americans have benefited from this phenomenon since it has served to dampen inflation and interest rates at a point in the economic cycle when we would normally expect them to be rising. In light of such good fortune--a strong economy and falling

Sector Diversification

                                            12/31/97           6/30/98
-----------------------------------------------------------------------
   Financial                                      9%               11%
 .......................................................................

   Health Care                                   12                14
 .......................................................................

   Consumer                                      19                17
 .......................................................................

   Technology                                    10                11
 .......................................................................

   Business Services                             28                29
 .......................................................................

   Energy                                         5                 4
 .......................................................................

   Industrial                                     7                 4
 .......................................................................

   Basic Materials                                2                 1
 .......................................................................

   Reserves                                       8                 9
-----------------------------------------------------------------------

Total                                           100%              100%

         inflation--the stock market has reacted very favorably. However, even as consumers continue to spend freely, pressures emanating from Asia are beginning to assert themselves: a deluge of cheaper Asian imports and a decline in American exports to the region are causing the U.S. trade deficit to balloon, and American manufacturers are beginning to see slowing demand for their products. There is evidence that U.S. economic growth is ebbing, and this could pressure corporate profits in the quarters ahead.

         On an absolute basis, the stock market continues to trade in the upper reaches of its historic valuation range, but low interest rates provide some support as long as earnings growth continues. While small- and mid-cap stocks often lead the stock market in the later stages of market and economic cycles, this has not been the case this time. The market's leadership is concentrating in an increasingly narrow group of large, blue chip companies--the New Nifty Fifty, as some have called them. While these companies have grown their earnings nicely in recent years, they now trade at valuations that are well in excess of small- and mid-cap companies, even though many of the latter are expected to grow their earnings significantly faster in the next few years. On a relative basis, small- and mid-cap stocks are trading at historically low levels. We believe the Mid-Cap Growth Fund is well positioned to achieve attractive returns over the long run.


         Respectfully submitted,

         /s/ Brian W.H. Berghuis

         Brian W.H. Berghuis
         President and Chairman of the Investment Advisory Committee

         July 17, 1998

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------
Portfolio Highlights
--------------------------------------------------------------------------------

               TWENTY-FIVE LARGEST HOLDINGS

                                                                   Percent of
                                                                   Net Assets
                                                                      6/30/98
--------------------------------------------------------------------------------
Warnaco Group                                                            2.2%
 ................................................................................
Affiliated Computer Services                                             1.9
 ................................................................................
Galileo International                                                    1.8
 ................................................................................
Capital One Financial                                                    1.7
 ................................................................................
U.S. Foodservice                                                         1.6
 ................................................................................
Royal Caribbean Cruises                                                  1.6
 ................................................................................
Outdoor Systems                                                          1.6
 ................................................................................
Biogen                                                                   1.6
 ................................................................................
Circuit City Stores                                                      1.5
 ................................................................................
Premier Parks                                                            1.4
 ................................................................................
Suiza Foods                                                              1.3
 ................................................................................
Western Wireless                                                         1.3
 ................................................................................
AutoZone                                                                 1.3
 ................................................................................
Camco International                                                      1.3
 ................................................................................
Danaher                                                                  1.3
 ................................................................................
Interim Services                                                         1.3
 ................................................................................
SunGard Data Systems                                                     1.3
 ................................................................................
BE Aerospace                                                             1.3
 ................................................................................
DST Systems                                                              1.2
 ................................................................................
Corporate Express                                                        1.2
 ................................................................................
Costco Companies                                                         1.2
 ................................................................................
Covance                                                                  1.2
 ................................................................................
PartnerRe Holdings                                                       1.2
 ................................................................................
Sterling Commerce                                                        1.2
 ................................................................................
BJ's Wholesale Club                                                      1.2
--------------------------------------------------------------------------------

Total                                                                   35.7%

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------


---------------------
Portfolio Highlights
--------------------------------------------------------------------------------

  CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

  6 Months Ended June 30, 1998

Ten Best Contributors                                 Ten Worst Contributors
----------------------------------------------------------------------------------------------------------
Capital One Financial                   36(cent)      Smith International                    -15(cent)
 .................................................     ....................................................
Galileo International                   24            Gymboree                                13
 .................................................     ....................................................
Outdoor Systems                         23            Security Dynamics Technologies          11
 .................................................     ....................................................
Affiliated Computer Services            21            Dura Pharmaceuticals*                    9
 .................................................     ....................................................
Warnaco Group                           21            Berg Electronics*                        8
 .................................................     ....................................................
Royal Caribbean Cruises                 20            AMRESCO*                                 7
 .................................................     ....................................................
360 Communications **                   20            Cendant                                  7
 .................................................     ....................................................
Fairfax Financial                       17            Gilead Sciences                          6
 .................................................     ....................................................
Biogen                                  17            Security Capital Group                   6
 .................................................     ....................................................
United States Surgical                  13            Ikon Office Solutions**                  6
 .................................................     ....................................................
Total                                  212(cent)      Total                                  -88(cent)

12 Months Ended June 30, 1998

Ten Best Contributors                                 Ten Worst Contributors
----------------------------------------------------------------------------------------------------------
Outdoor Systems *                       39(cent)      Smith International                    -12(cent)
 .................................................     ....................................................
Capital One Financial *                 37            OEA **                                  11
 .................................................     ....................................................
Royal Caribbean Cruises *               36            Security Dynamics Technologies          10
 .................................................     ....................................................
Galileo International *                 27            TVX Gold                                10
 .................................................     ....................................................
360 Communications **                   25            Vencor **                                9
 .................................................     ....................................................
Cox Communications                      23            Gymboree                                 9
 .................................................     ....................................................
Costco Companies                        23            Cambior                                  9
 .................................................     ....................................................
Kohl's                                  21            Dura Pharmaceuticals *                   9
 .................................................     ....................................................
DST Systems                             21            Berg Electronics *                       8
 .................................................     ....................................................
ACE Limited                             21            AMRESCO                                  7
 .................................................     ....................................................
Total                                  273(cent)      Total                                  -94(cent)


 * Position added
** Position eliminated

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

----------------------
Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
As of 6/30/98
                           [LINE GRAPH APPEARS HERE]

                         S&P Mid    Lipper Mid Cap
                        Cap Index     Fund Index    Mid-Cap Growth Fund
6/30/92                   10000          10000            10000
6/93                      12269          12304            13692
6/94                      12262          12381            14810
6/95                      15002          15505            18698
6/96                      18241          19930            25139
6/97                      22496          22315            29470
6/98                      28604          27213            38282

------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


                                                         Since   Inception
Periods Ended 6/30/98      1 Year  3 Years  5 Years  Inception        Date
--------------------------------------------------------------------------------

Mid-Cap Growth Fund        29.90%   26.98%   22.83%     25.07%     6/30/92
--------------------------------------------------------------------------------

Income return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


---------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                 6 Months             Year
                                    Ended            Ended
                                  6/30/98         12/31/97         12/31/96        12/31/95       12/31/94        12/31/93
NET ASSET VALUE
Beginning of period            $    28.60     $      24.43     $      20.13     $    14.85     $    15.18      $   12.27
                               .............................................................................................
Investment activities
  Net investment income             (0.02)           (0.03)           (0.01)            --              -*             -*
  Net realized and
  unrealized gain (loss)             4.77             4.50             5.00           6.07           0.04           3.21
                               .............................................................................................
Total from
investment activities                4.75             4.47             4.99           6.07           0.04           3.21
                               .............................................................................................
Distributions
  Net realized gain                    --            (0.30)           (0.69)         (0.79)         (0.37)         (0.30)
                               .............................................................................................
NET ASSET VALUE
End of period                  $    33.35     $      28.60     $      24.43     $    20.13     $    14.85      $   15.18
                               ---------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Total return(.)                     16.61%           18.33%           24.84%         40.95%          0.29%*        26.24%*
 ............................................................................................................................
Ratio of expenses to
average net assets                   0.92%+           0.95%            1.04%          1.25%          1.25%*         1.25%*
 ............................................................................................................................
Ratio of net investment
income to average
net assets                          (0.14)%+         (0.14)%          (0.11)%        (0.01)%         0.02%*        (0.12)%*
 ............................................................................................................................
Portfolio turnover rate             22.0%            42.6%            38.1%          57.5%          48.7%          62.4%
 ............................................................................................................................
Net assets, end of period
(in millions)                  $    2,738        $   1,839        $   1,021        $   264        $   101         $   65
 ............................................................................................................................

 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/95.
+  Annualized.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998

------------------------
Portfolio of Investments                             Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands


  COMMON STOCKS 91.3%

  FINANCIAL 10.9%

  Insurance 4.3%

  ACE Limited                                           650,000      $  25,350
  ..............................................................................
  Fairfax Financial (CAD) *                              79,000         30,815
  ..............................................................................
  PartnerRe Holdings                                    625,000         31,875
  ..............................................................................
  Protective Life                                       775,000         28,433
  ..............................................................................
                                                                       116,473
                                                                     ...........
  Financial Services 6.6%

  AMRESCO *                                             850,000         24,703
  ..............................................................................
  Capital One Financial                                 375,800         46,670
  ..............................................................................
  FINOVA Group                                          550,000         31,144
  ..............................................................................
  Franklin Resources                                    500,000         27,000
  ..............................................................................
  Heller Financial *                                    135,000          4,050
  ..............................................................................
  INMC Mortgage Holdings                                950,000         21,612
  ..............................................................................
  Waddell & Reed (Class A)                            1,100,000         26,331
  ..............................................................................
                                                                       181,510
                                                                     ...........
  Total Financial                                                      297,983
                                                                     ...........

  HEALTH CARE  14.2%

  Pharmaceuticals 3.5%

  ALZA *                                                  625,000       27,031
  ..............................................................................
  Dura Pharmaceuticals *                                1,100,000       24,647
  ..............................................................................
  R.P. Scherer *                                          225,000       19,941
  ..............................................................................
  Teva Pharmaceutical ADR                                 700,000       24,631
  ..............................................................................
                                                                        96,250
                                                                     ...........

  Biotechnology 4.4%

  Agouron Pharmaceuticals *                               300,000        9,122
  ..............................................................................
  Biogen *                                                900,000       44,100
  ..............................................................................
  Centocor *                                              700,000       25,397
  ..............................................................................
  Gilead Sciences *                                       780,000       25,009
  ..............................................................................
  MedImmune *                                             262,300       16,426
  ..............................................................................
                                                                       120,054
                                                                     ...........

  Medical Instruments and Devices 1.9%

  Sybron International *                                1,125,000       28,406
  ..............................................................................
  United States Surgical                                  500,000       22,813
  ..............................................................................
                                                                        51,219
                                                                     ...........

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                 Shares/Par             Value
--------------------------------------------------------------------------------
                                                                 In thousands

     Health Care Services 4.4%

     Covance *                                    1,425,000         $  32,062
     ...........................................................................
     Omnicare                                       775,000            29,547
     ...........................................................................
     Quorum Health Group *                        1,100,000            29,116
     ...........................................................................
     Total Renal Care Holdings *                    875,000            30,187
     ...........................................................................
                                                                      120,912
                                                                     ...........
     Total Health Care                                                388,435
                                                                     ...........

     CONSUMER 17.2%

     Soft Goods Retailers 1.4%

     Gymboree *                                     725,000            10,988
     ...........................................................................
     Kohl's *                                       500,000            25,938
     ...........................................................................
                                                                       36,926
                                                                     ...........
     Hard Goods Retailers 7.9%

     AutoZone *                                   1,100,000            35,131
     ...........................................................................
     BJ's Wholesale Club *                          775,000            31,484
     ...........................................................................
     Circuit City Stores                            850,000            39,844
     ...........................................................................
     Costco Companies *                             510,000            32,178
     ...........................................................................
     Fred Meyer *                                   650,000            27,625
     ...........................................................................
     General Nutrition *                            825,000            25,730
     ...........................................................................
     Shopko Stores *                                750,000            25,500
     ...........................................................................
                                                                      217,492
                                                                     ...........
     Consumer Non-Durables 2.2%

     Warnaco Group (Class A)                      1,450,000            61,534
     ...........................................................................
                                                                       61,534
                                                                     ...........

     Restaurants 1.1%

     Outback Steakhouse *                           750,000            29,227
     ...........................................................................
                                                                       29,227
                                                                     ...........
     Food and Beverages 1.3%

     Suiza Foods *                                  600,000            35,813
     ...........................................................................
                                                                       35,813
                                                                     ...........

     Entertainment 3.0%

     Premier Parks *                                575,000            38,309
     ...........................................................................
     Royal Caribbean Cruises                        560,000            44,520
     ...........................................................................
                                                                       82,829
                                                                     ...........

     Consumer Services 0.3%

     Cendant *                                      375,000             7,828
     ...........................................................................
                                                                        7,828
                                                                     ...........
     Total Consumer                                                   471,649
                                                                     ...........

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

TECHNOLOGY 10.8%

Computer Software 3.6%
BMC Software *                                         450,000        $  23,386
 ................................................................................
The Learning Company *                                 296,400            8,781
 ................................................................................
Network Associates *                                   525,000           25,118
 ................................................................................
Security Dynamics Technologies *                       650,000           11,720
 ................................................................................
Synopsys *                                             675,000           30,902
 ................................................................................
                                                                         99,907
                                                                      ..........
Semiconductors & Components 4.8%
Analog Devices *                                     1,050,000           25,791
 ................................................................................
Berg Electronics *                                   1,150,000           22,497
 ................................................................................
Maxim Integrated Products *                            800,000           25,375
 ................................................................................
Microchip Technology *                                 650,000           17,022
 ................................................................................
PMC-Sierra *                                           425,000           19,895
 ................................................................................
Xilinx *                                               600,000           20,419
 ................................................................................
                                                                        130,999
                                                                      ..........
Networking and Telecom Equipment 0.5%
Anixter International *                                675,000           12,867
 ................................................................................
                                                                         12,867
                                                                      ..........
E-Commerce 1.9%
Checkfree Holdings *                                   700,000           20,628
 ................................................................................
Sterling Commerce *                                    650,000           31,525
 ................................................................................
                                                                         52,153
                                                                      ..........
Total Technology                                                        295,926
                                                                      ..........
BUSINESS SERVICES 28.7%

Telecom Services 5.7%
Comcast (Class A Special)                              700,000           28,416
 ................................................................................
Cox Communications (Class A) *                         550,000           26,641
 ................................................................................
Omnipoint *                                          1,250,000           28,711
 ................................................................................
Paging Network *                                     2,150,000           30,033
 ................................................................................
Vanguard Cellular (Class A) *                          307,600            5,806
 ................................................................................
Western Wireless  (Class A) *                        1,775,000           35,333
 ................................................................................
                                                                        154,940
                                                                      ..........
Computer Services 7.4%
Acxiom *                                               253,500            6,345
 ................................................................................
Affiliated Computer Services (Class A) *             1,325,000           51,013
 ................................................................................

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

DST Systems *                                          600,000        $  33,600
 ................................................................................
Galileo International                                1,075,000           48,442
 ................................................................................
National Data                                          675,000           29,531
 ................................................................................
SunGard Data Systems *                                 900,000           34,538
 ................................................................................
                                                                        203,469
                                                                      ..........
Distribution 5.1%

Corporate Express *                                  2,565,000           32,463
 ................................................................................
Henry Schein *                                         650,000           29,859
 ................................................................................
MSC (Class A) *                                        926,800           26,414
 ................................................................................
Richfood Holdings                                      372,500            7,706
 ................................................................................
U.S. Foodservice *                                   1,270,000           44,530
 ................................................................................
                                                                        140,972
                                                                      ..........
Media and Advertising 4.3%

ADVO *                                                 186,400            5,254
 ................................................................................
Catalina Marketing *                                   400,000           20,775
 ................................................................................
Jacor Communications *                                 440,000           25,987
 ................................................................................
Outdoor Systems *                                    1,575,200           44,106
 ................................................................................
Univision Communications (Class A) *                   585,000           21,791
 ................................................................................
                                                                        117,913
                                                                      ..........
Real Estate Services 1.0%

Security Capital Group (Class B) *                   1,050,000           27,956
 ................................................................................
                                                                         27,956
                                                                      ..........
Environmental 0.9%

USA Waste Services *                                   473,500           23,379
 ................................................................................
                                                                         23,379
                                                                      ..........
Miscellaneous Business Services 4.3%

AccuStaff *                                             85,600            2,675
 ................................................................................
Interim Services *                                   1,082,800           34,785
 ................................................................................
NOVA *                                                 733,700           26,230
 ................................................................................
Renaissance Worldwide *                              1,100,000           23,959
 ................................................................................
Romac International *                                  446,000           13,603
 ................................................................................
Sodexho Marriott *                                     546,700           15,854
 ................................................................................
                                                                        117,106
                                                                      ..........
Total Business Services                                                 785,735
                                                                      ..........
ENERGY 3.4%

Energy Services 2.6%

Camco International                                    450,000           35,044
 ................................................................................

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T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Cooper Cameron *                                        300,000       $  15,300
 ................................................................................
Smith International *                                   600,000          20,887
 ................................................................................
                                                                         71,231
                                                                      ..........
Exploration and Production 0.8%
Ocean Energy *                                        1,125,000          22,008
 ................................................................................
                                                                         22,008
                                                                      ..........
Total Energy                                                             93,239
                                                                      ..........
INDUSTRIAL 4.3%

Defense and Aerospace 1.3%
BE Aerospace * +                                      1,175,000          34,442
 ................................................................................
                                                                         34,442
                                                                      ..........
Specialty Chemicals 0.8%
Great Lakes Chemical                                    550,000          21,691
 ................................................................................
                                                                         21,691
                                                                      ..........
Machinery 2.2%
Danaher                                                 950,000          34,853
 ................................................................................
Teleflex                                                700,000          26,600
 ................................................................................
                                                                         61,453
                                                                      ..........
Total Industrial                                                        117,586
                                                                      ..........
BASIC MATERIALS 1.1%

Mining 1.1%
Battle Mountain Gold                                2,650,000            15,734
 ................................................................................
Cambior                                             1,100,000             6,463
 ................................................................................
TVX Gold *                                          2,700,000             8,269
 ................................................................................
Total Basic Materials                                                    30,466
                                                                      ..........
Miscellaneous Common Stocks 0.7%                                         18,800
                                                                      ..........
Total Common Stocks (Cost $1,920,791)                                 2,499,819
                                                                      ..........
Short-Term Investments 8.4%

Money Market Funds 8.4%
Government Reserve Investment Fund, 5.48% # +        231,010,809        231,011
 ................................................................................
Total Short-Term Investments (Cost $231,011)                            231,011
                                                                      ..........

         13
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T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities
99.7% of Net Assets (Cost $2,151,802)                               $ 2,730,830

Other Assets Less Liabilities                                             6,933
                                                                    ...........
NET ASSETS                                                          $ 2,737,763
                                                                    -----------




  #   Seven-day yield
  +   Affiliated company
  *   Non-income producing
ADR   American Depository Receipt
CAD   Canadian dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1998


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets
  Investments in securities, at value
  Affiliated companies (cost $261,997)                             $    265,453
  Other companies (cost $1,889,805)                                   2,465,377
                                                                   .............
  Total investments in securities                                     2,730,830
  Other assets                                                           29,005
                                                                   .............
  Total assets                                                        2,759,835
                                                                   .............
Liabilities
  Total liabilities                                                      22,072
                                                                   .............

NET ASSETS                                                         $  2,737,763
                                                                   -------------
Net Assets Consist of:
  Accumulated net investment income - net of distributions         $     (1,580)
  Accumulated net realized gain/loss - net of distributions             127,965
  Net unrealized gain (loss)                                            579,028
  Paid-in-capital applicable to 82,096,365 shares of
  $0.01 par value capital stock outstanding;
  1,000,000,000 shares authorized                                     2,032,350
                                                                   .............

NET ASSETS                                                         $  2,737,763
                                                                   -------------

NET ASSET VALUE PER SHARE                                          $      33.35
                                                                   -------------


The accompanying notes are an integral part of these financial statements.

15
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T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


-------------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                     6 Months
                                                                        Ended
                                                                      6/30/98
Investment Income

Income
  Interest                                                          $   5,906
  Dividend                                                              2,950
                                                                    ...........
  Total income                                                          8,856
                                                                    ...........
Expenses
  Investment management                                                 7,606
  Shareholder servicing                                                 2,381
  Registration                                                            222
  Prospectus and shareholder reports                                      130
  Custody and accounting                                                   66
  Legal and audit                                                           7
  Directors                                                                 6
  Miscellaneous                                                            18
                                                                    ...........
  Total expenses                                                       10,436
                                                                    ...........
Net investment income                                                  (1,580)
                                                                    ...........

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                          104,901
                                                                    ...........
  Foreign currency transactions                                             4
                                                                    ...........
  Net realized gain (loss)                                            104,905
                                                                    ...........
Change in net unrealized gain or loss on securities                   219,647
                                                                    ...........
Net realized and unrealized gain (loss)                               324,552
                                                                    ...........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $ 322,972
                                                                    -----------



   The accompanying notes are an integral part of these financial statements.

16
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T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


-----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                             6 Months                Year
                                                                Ended               Ended
                                                              6/30/98            12/31/97
Increase (Decrease) in Net Assets
Operations
 Net investment income                                    $    (1,580)        $    (1,974)
 Net realized gain (loss)                                     104,905              35,684
 Change in net unrealized gain or loss                        219,647             210,970
                                                          ..................................
 Increase (decrease) in net assets from operations            322,972             244,680
                                                          ..................................
Distributions to shareholders
 Net realized gain                                               --               (19,049)
                                                          ..................................
Capital share transactions *
 Shares sold                                                  907,193           1,031,810
 Distributions reinvested                                        --                18,314
 Shares redeemed                                             (331,054)           (458,141)
                                                          ..................................
 Increase (decrease) in net assets from capital
 share transactions                                           576,139             591,983
                                                          ..................................

Net Assets
Increase (decrease) during period                             899,111             817,614
Beginning of period                                         1,838,652           1,021,038
                                                          ..................................
End of period                                             $ 2,737,763         $ 1,838,652
                                                          ----------------------------------

*Share information
  Shares sold                                                  28,433              39,733
  Distributions reinvested                                       --                   657
  Shares redeemed                                             (10,623)            (17,896)
                                                          ..................................
  Increase (decrease) in shares outstanding                    17,810              22,494


   The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998


------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1992.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

      Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------


      of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

      Purchases and sales of portfolio securities, other than short-term securities, aggregated $939,826,000 and $459,747,000, respectively, for the six months ended June 30, 1998.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $2,151,802,000, and net unrealized gain aggregated $579,028,000, of which $662,220,000 related to appreciated investments and $83,192,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $1,424,000 was payable at June 30, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-

19
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T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------


      Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,909,000 for the six months ended June 30, 1998, of which $355,000 was payable at period-end.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $5,901,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


      INVESTMENT SERVICES AND INFORMATION


               KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

               In Person Available in T. Rowe Price Investor Centers.


               ACCOUNT SERVICES

               Checking Available on most fixed income funds ($500 minimum).

               Automatic Investing From your bank account or paycheck.

               Automatic Withdrawal Scheduled, automatic redemptions.

               Distribution Options Reinvest all, some, or none of your distributions.

               Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


               DISCOUNT BROKERAGE*

               Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


               INVESTMENT INFORMATION

               Combined Statement Overview of all your accounts with T. Rowe Price.

               Shareholder Reports Fund managers' reviews of their strategies and results.

               T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

               Performance Update Quarterly review of all T. Rowe Price fund results.

               Insights Educational reports on investment strategies and financial markets.

               Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


               *A division of T. Rowe Price Investment Services, Inc. Member
                NASD/SIPC.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call: 1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Mid-Cap Growth Fund.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor.